Cover	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2021
Entity File Number	001-38388
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Central Index Key	0001570827
Entity Tax Identification Number	32-0402956
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	216
Local Phone Number	898-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false